UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3518

Fidelity Newbury Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Treasury Money Market Fund Fidelity® Tax-Exempt Money Market Fund Annual Report October 31, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 for Fidelity® Tax-Exempt Money Market Fund, Fidelity® Treasury Money Market Fund and Premium Class and 1-877-208-0098 for Capital Reserves Class, Daily Money Class and Advisor Class C to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Fidelity® Treasury Money Market Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Fidelity® Treasury Money Market Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Fidelity® Tax-Exempt Money Market Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing at least 80% of its assets in municipal money market securities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Treasury Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/16	% of fund's investments 4/30/16	% of fund's investments 10/31/15
1 - 7	46.1	42.4	71.4
8 - 30	7.4	9.8	0.0
31 - 60	10.6	15.5	0.9
61 - 90	7.5	7.6	6.7
91 - 180	23.5	24.7	12.3
> 180	4.9	0.0	8.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2016
U.S. Treasury Debt	70.7%
Repurchase Agreements	32.4%
Net Other Assets (Liabilities)*	(3.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of April 30, 2016
U.S. Treasury Debt	67.0%
Repurchase Agreements	25.3%
Net Other Assets (Liabilities)	7.7%

Current And Historical 7-Day Yields

	10/31/16	7/31/16	4/30/16	1/31/16	10/31/15
Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%
Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%
Advisor C Class	0.01%	0.01%	0.01%	0.01%	0.01%
Fidelity Treasury Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2016, the most recent period shown in the table, would have been -0.55% for Capital Reserves Class, -0.30% for Daily Money Class, -1.04% for Advisor C Class, and -0.01% for Fidelity Treasury Money Market Fund.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Treasury Money Market Fund

Investments October 31, 2016

Showing Percentage of Net Assets

U.S. Treasury Debt - 70.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 70.7%
U.S. Treasury Bills
11/3/16 to 5/4/17	0.29 to 0.50%	$4,439,500	$4,434,537
U.S. Treasury Bonds
11/15/16	0.47	21,283	21,340
U.S. Treasury Notes
11/30/16 to 7/31/18	0.28 to 0.61 (b)	5,177,500	5,185,191
TOTAL U.S. TREASURY DEBT
(Cost $9,641,068)			9,641,068

U.S. Treasury Repurchase Agreement - 32.4%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.28% dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations) #	$50,011	$50,011
0.32% dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations) #	604,695	604,690
With:
Barclays Capital, Inc. at 0.33%, dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $32,640,359, 1.00% - 2.25%, 6/30/19 - 11/15/24)	32,000	32,000
BMO Capital Markets Corp. at 0.35%, dated 10/4/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $116,489,070, 1.00% - 3.00%, 7/20/17 - 2/15/46)	112,101	112,000
BMO Harris Bank NA at 0.4%, dated:
11/1/16 due 11/7/16(c)	19,016	19,000
11/1/16 due 11/7/16(c)	9,008	9,000
BNP Paribas, S.A. at:
0.36%, dated:
8/15/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $35,728,059, 0.63% - 8.88%, 6/30/17 - 8/15/44)	35,032	35,000
9/22/16 due 11/21/16 (Collateralized by U.S. Treasury Obligations valued at $40,872,079, 0.75% - 3.75%, 6/30/17 - 8/15/44)	40,024	40,000
10/12/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $96,837,011, 1.88% - 8.50%, 2/15/20 - 8/15/44)	94,060	94,000
0.37%, dated:
8/26/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $84,309,187, 1.25% - 8.75%, 1/31/18 - 2/15/46)	82,073	82,000
8/29/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $126,325,481, 1.50% - 3.13%, 5/15/23 - 8/15/44)	123,107	123,000
9/7/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $43,042,827, 0.00% - 6.25%, 12/08/16 - 11/15/44)	42,026	42,000
0.4%, dated 9/2/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $103,799,257, 0.00% - 3.63%, 12/08/16 - 2/15/46)	101,101	101,000
Commerz Markets LLC at 0.44%, dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $279,481,150, 0.00% - 2.25%, 10/12/17 - 11/15/24)	274,003	274,000
Deutsche Bank Securities, Inc. at 0.36%, dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $57,120,596, 1.63%, 5/15/26)	56,001	56,000
Federal Reserve Bank of New York at 0.25%, dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $1,765,012,322, 2.00% - 3.13%, 9/30/20 - 2/15/43)	1,765,012	1,765,000
ING Financial Markets LLC at 0.34%, dated 10/18/16 due 12/15/16 (Collateralized by U.S. Treasury Obligations valued at $118,336,835, 0.63% - 2.13%, 2/15/17 - 2/28/22)	116,064	116,000
Mizuho Securities U.S.A., Inc. at 0.36%, dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $75,585,464, 1.75%, 3/31/22)	74,001	74,000
MUFG Securities EMEA PLC (GOV REPO) at:
0.34%, dated 11/2/16 due 11/7/16(c)	19,001	19,000
0.35%, dated:
10/24/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $15,476,916, 2.00% - 2.25%, 7/31/21 - 5/15/25)	15,003	15,000
10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $14,117,415, 1.63%, 5/15/26)	13,724	13,724
0.37%, dated 11/4/16 due 11/7/16(c)	11,001	11,000
0.4%, dated 10/26/16 due 11/2/16 (Collateralized by U.S. Treasury Obligations valued at $19,700,953, 2.25% - 2.50%, 7/31/21 - 2/15/46)	19,001	19,000
Nomura Securities International, Inc. at:
0.34%, dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $73,648,724, 1.38%, 9/30/20)	72,001	72,000
0.35%, dated 10/25/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $208,303,340, 2.25%, 11/15/24)	202,014	202,000
RBC Capital Markets Corp. at:
0.34%, dated:
9/6/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $14,287,723, 0.00% - 9.00%, 11/17/16 - 5/15/46)	14,008	14,000
9/28/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $19,421,917, 0.00% - 8.75%, 11/17/16 - 8/15/45)	19,011	19,000
0.43%, dated 10/21/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $15,315,561, 0.88% - 8.75%, 5/15/17 - 8/15/45)	15,016	15,000
RBS Securities, Inc. at 0.32%, dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $20,404,782, 0.88% - 3.00%, 2/28/17 - 9/15/19)	20,000	20,000
Royal Bank of Canada at:
0.31%, dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $13,454,819, 2.25%, 8/15/46)	13,000	13,000
0.32%, dated 10/31/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $17,340,214, 0.88% - 1.63%, 7/31/19 - 1/31/22)	17,001	17,000
Societe Generale at:
0.35%, dated 10/20/16 due 11/18/16 (Collateralized by U.S. Treasury Obligations valued at $19,382,368, 1.25% - 6.25%, 11/15/19 - 8/15/44)	19,005	19,000
0.38%, dated 10/19/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $8,161,134, 0.00% - 6.75%, 1/31/18 - 8/15/26)	8,005	8,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.48%, dated:
9/27/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $47,364,639, 0.88% - 2.63%, 12/31/16 - 8/15/20)	46,182	46,160
10/4/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $33,583,504, 3.00%, 2/28/17)	32,746	32,731
10/5/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $11,752,395, 0.88% - 2.50%, 12/31/16 - 5/15/24)	11,390	11,385
10/12/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $10,957,799, 0.88% - 2.25%, 12/31/16 - 11/15/24)	10,627	10,622
10/14/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $32,183,423, 2.13% - 3.75%, 11/15/18 - 8/31/20)	31,432	31,417
0.49%, dated:
10/18/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $33,221,298, 2.63%, 8/15/20)	32,407	32,392
10/19/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $43,449,244, 0.88% - 2.38%, 12/31/16 - 8/15/24)	42,394	42,375
10/21/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $22,446,205, 0.88% - 3.75%, 12/31/16 - 11/15/24)	21,760	21,750
10/25/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $16,188,785, 0.88% - 2.25%, 12/31/16 - 11/15/24)	15,719	15,712
11/1/16 due 11/7/16(c)	31,955	31,940
Wells Fargo Securities, LLC at 0.41%, dated:
9/2/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $13,269,064, 0.00% - 0.75%, 1/05/17 - 4/15/18)	13,013	13,000
9/7/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $19,392,164, 0.00%, 12/29/16)	19,019	19,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $4,413,909)		4,413,909
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $14,054,977)		14,054,977
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(417,794)
NET ASSETS - 100%		$13,637,183

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$50,011,000 due 11/01/16 at 0.28%
HSBC Securities (USA), Inc.	$46,724
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,027
Royal Bank of Canada	260
$50,011
$604,690,000 due 11/01/16 at 0.32%
BNP Paribas, S.A.	30,000
Citibank NA	172,000
Credit Agricole CIB New York Branch	60,000
Mizuho Securities USA, Inc.	10,000
Royal Bank of Canada	327,690
Societe Generale	5,000
$604,690

See accompanying notes which are an integral part of the financial statements.

Fidelity® Treasury Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2016
Assets
Investment in securities, at value (including repurchase agreements of $4,413,909) — See accompanying schedule: Unaffiliated issuers (cost $14,054,977)		$14,054,977
Cash		291
Receivable for fund shares sold		264,626
Interest receivable		10,456
Prepaid expenses		33
Receivable from investment adviser for expense reductions		26
Total assets		14,330,409
Liabilities
Payable for investments purchased	$488,934
Payable for fund shares redeemed	199,743
Distributions payable	54
Accrued management fee	2,822
Distribution and service plan fees payable	1
Other affiliated payables	1,589
Other payables and accrued expenses	83
Total liabilities		693,226
Net Assets		$13,637,183
Net Assets consist of:
Paid in capital		$13,637,153
Accumulated undistributed net realized gain (loss) on investments		30
Net Assets		$13,637,183
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($1,255,644 ÷ 1,255,095 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($3,836,745 ÷ 3,836,151 shares)		$1.00
Advisor C Class:
Net Asset Value and offering price per share ($136,477 ÷ 136,461 shares)(a)		$1.00
Fidelity Treasury Money Market Fund:
Net Asset Value, offering price and redemption price per share ($8,408,317 ÷ 8,408,226 shares)		$1.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2016
Investment Income
Interest		$41,706
Expenses
Management fee	$29,753
Transfer agent fees	20,620
Distribution and service plan fees	18,746
Accounting fees and expenses	887
Custodian fees and expenses	101
Independent trustees' fees and expenses	51
Registration fees	1,595
Audit	57
Legal	32
Miscellaneous	43
Total expenses before reductions	71,885
Expense reductions	(31,373)	40,512
Net investment income (loss)		1,194
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		165
Total net realized gain (loss)		165
Net increase in net assets resulting from operations		$1,359

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2016	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,194	$589
Net realized gain (loss)	165	31
Net increase in net assets resulting from operations	1,359	620
Distributions to shareholders from net investment income	(1,192)	(591)
Share transactions - net increase (decrease)	6,411,697	867,861
Total increase (decrease) in net assets	6,411,864	867,890
Net Assets
Beginning of period	7,225,319	6,357,429
End of period	$13,637,183	$7,225,319

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Capital Reserves Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.97%	.99%	.98%	.98%	.98%
Expenses net of fee waivers, if any	.33%	.10%	.07%	.12%	.14%
Expenses net of all reductions	.33%	.10%	.07%	.12%	.14%
Net investment income (loss)	.02%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,256	$1,259	$1,525	$1,205	$1,365

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Daily Money Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.72%	.74%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.33%	.09%	.07%	.12%	.14%
Expenses net of all reductions	.33%	.09%	.07%	.12%	.14%
Net investment income (loss)	.02%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3,837	$4,307	$4,718	$4,097	$3,750

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Advisor C Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	1.47%	1.49%	1.48%	1.48%	1.49%
Expenses net of fee waivers, if any	.33%	.10%	.07%	.12%	.14%
Expenses net of all reductions	.33%	.10%	.07%	.12%	.14%
Net investment income (loss)	.02%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$136	$131	$101	$114	$102

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Treasury Money Market Fund

Years ended October 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)B	–	–
Net realized and unrealized gain (loss)B	–	–
Total from investment operationsB	–	–
Distributions from net investment incomeB	–	–
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.42%	.42%F
Expenses net of fee waivers, if any	.35%	.11%F
Expenses net of all reductions	.35%	.11%F
Net investment income (loss)	-%	.01%F
Supplemental Data
Net assets, end of period (in millions)	$8,408	$1,522

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/16	% of fund's investments 4/30/16	% of fund's investments 10/31/15
1 - 7	75.0	73.3	78.5
8 - 30	3.0	2.0	1.5
31 - 60	5.3	6.3	4.1
61 - 90	2.7	7.7	2.1
91 - 180	3.7	4.4	4.9
> 180	10.3	6.3	8.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2016
Variable Rate Demand Notes (VRDNs)	49.5%
Tender Option Bond	23.2%
Other Municipal Security	26.7%
Investment Companies	1.4%
Net Other Assets (Liabilities)*	(0.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of April 30, 2016
Variable Rate Demand Notes (VRDNs)	43.9%
Tender Option Bond	16.3%
Other Municipal Security	28.7%
Investment Companies	12.0%
Net Other Assets (Liabilities)*	(0.9)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	10/31/16	7/31/16	4/30/16	1/31/16	10/31/15
Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%
Daily Money Class	0.02%	0.01%	0.01%	0.01%	0.01%
Fidelity Tax-Exempt Money Market Fund	0.27%	0.03%	0.01%	0.01%	0.01%
Premium Class	0.39%	0.15%	0.07%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2016, the most recent period shown in the table, would have been -0.23% for Capital Reserves Class, 0.01% for Daily Money Class, 0.26% for Fidelity Tax-Exempt Money Market Fund, and 0.36% for Premium Class.

Fidelity® Tax-Exempt Money Market Fund

Investments October 31, 2016

Showing Percentage of Net Assets

Variable Rate Demand Note - 49.5%
	Principal Amount (000s)	Value (000s)
Alabama - 1.9%
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 0.64% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	$7,110	$7,110
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.61% 11/7/16, LOC Bayerische Landesbank, VRDN (a)	25,115	25,115
Tuscaloosa County Indl. Dev. Gulf Opportunity:
(Hunt Refining Proj.) Series 2011 A, 0.63% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,400	12,400
Series 2012 A, 0.68% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	9,500	9,500
Univ. of Alabama at Birmingham Hosp. Rev.:
Series 2012 B, 0.65% 11/7/16, LOC Bank of America NA, VRDN (a)	9,725	9,725
Series 2012 C, 0.67% 11/7/16, LOC PNC Bank NA, VRDN (a)	42,525	42,525
		106,375
Alaska - 0.8%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.61% 11/7/16, LOC MUFG Union Bank NA, VRDN (a)	20,325	20,325
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 C, 0.69% 11/7/16, VRDN (a)	22,900	22,900
Series 2002, 0.72% 11/7/16, VRDN (a)	1,800	1,800
		45,025
Arizona - 0.8%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.65% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
(Catholic Healthcare West Proj.):
Series 2008 A, 0.64% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	8,375	8,375
Series 2009 F, 0.68% 11/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	12,050	12,050
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.73% 11/7/16, VRDN (a)	6,125	6,125
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.6% 11/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	3,455	3,455
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.63% 11/7/16, LOC Bank of America NA, VRDN (a)	8,470	8,470
		43,475
California - 0.4%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.64% 11/7/16, LOC Bank of America NA, VRDN (a)	15,300	15,300
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.65% 11/7/16, LOC Bank of America NA, VRDN (a)	9,430	9,430
		24,730
Colorado - 0.9%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.7% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	3,125	3,125
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.71% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	7,925	7,925
Series 2016 C, 0.65% 11/7/16, VRDN (a)	5,000	5,000
0.62% 11/7/16, VRDN (a)	17,850	17,850
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.7% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	6,065	6,065
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.61% 11/7/16, LOC Bank of America NA, VRDN (a)	11,725	11,725
		51,690
Connecticut - 0.4%
Connecticut Gen. Oblig. Series 2016 C, 0.63% 11/7/16 (Liquidity Facility Bank of America NA), VRDN (a)	8,900	8,900
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 B, 0.66% 11/7/16, LOC Bank of America NA, VRDN (a)	6,000	6,000
Connecticut Hsg. Fin. Auth. Series E 3, 0.69% 11/7/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,800	5,800
		20,700
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.8% 11/7/16, VRDN (a)	1,550	1,550
Series 1999 A, 0.71% 11/7/16, VRDN (a)	1,800	1,800
		3,350
District Of Columbia - 2.1%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Park 7 at Minnesota Benning Proj.) Series 2012, 0.65% 11/7/16, LOC Freddie Mac, VRDN (a)	12,250	12,250
(Pentacle Apts. Proj.) Series 2008, 0.69% 11/7/16, LOC Freddie Mac, VRDN (a)	3,300	3,300
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.66% 11/7/16, LOC Bank of America NA, VRDN (a)	905	905
(The AARP Foundation Proj.) Series 2004, 0.63% 11/7/16, LOC Bank of America NA, VRDN (a)	13,000	13,000
(The Pew Charitable Trust Proj.) Series 2008 A, 0.63% 11/7/16, LOC PNC Bank NA, VRDN (a)	23,900	23,900
(Washington Drama Society, Inc. Proj.) Series 2008, 0.66% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	5,800	5,800
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.62% 11/7/16, LOC Royal Bank of Canada, VRDN (a)	19,000	19,000
Series 2006 B, 0.62% 11/7/16, LOC Royal Bank of Canada, VRDN (a)	22,100	22,100
(Georgetown Univ. Proj.):
Series 2007 B2, 0.61% 11/7/16, LOC Bank of America NA, VRDN (a)	7,240	7,240
Series 2009 C, 0.61% 11/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	9,600	9,600
		117,095
Florida - 1.0%
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.63% 11/7/16, LOC Fannie Mae, VRDN (a)	1,245	1,245
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.63% 11/7/16, LOC Northern Trust Co., VRDN (a)	28,960	28,960
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.63% 11/7/16, LOC Freddie Mac, VRDN (a)	9,750	9,750
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 B, 0.61% 11/7/16, LOC Bank of New York, New York, VRDN (a)	13,155	13,155
		53,110
Georgia - 3.2%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.69% 11/7/16, VRDN (a)	12,300	12,300
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013, 0.69% 11/7/16, VRDN (a)	29,700	29,700
(Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.65% 11/7/16, LOC Bank of America NA, VRDN (a)	7,400	7,400
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.67% 11/7/16, LOC Freddie Mac, VRDN (a)	19,675	19,675
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.73% 11/7/16, VRDN (a)	10,500	10,500
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.62% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	47,200	47,200
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.64% 11/7/16, LOC Northern Trust Co., VRDN (a)	48,975	48,975
		175,750
Illinois - 6.3%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.6% 11/7/16, LOC Barclays Bank PLC, VRDN (a)	8,100	8,100
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 0.64% 11/7/16, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (a)	17,100	17,100
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.63% 11/7/16, LOC Northern Trust Co., VRDN (a)	2,100	2,100
(Chicago Symphony Orchestra Proj.) Series 2008, 0.63% 11/7/16, LOC PNC Bank NA, VRDN (a)	17,150	17,150
(Latin School Proj.) Series 2005 A, 0.63% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	5,575	5,575
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.64% 11/7/16, LOC Barclays Bank PLC, VRDN (a)	34,665	34,665
(Museum of Science & Industry Proj.) Series 2009 A, 0.66% 11/7/16, LOC Bank of America NA, VRDN (a)	4,000	4,000
(OSF Healthcare Sys. Proj.) Series 2007 E, 0.64% 11/7/16, LOC Barclays Bank PLC, VRDN (a)	57,600	57,600
(The Carle Foundation Proj.) Series 2009 D, 0.61% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	4,700	4,700
(Trinity Int'l. Univ. Proj.) Series 2009, 0.64% 11/7/16, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	8,200	8,200
Illinois Gen. Oblig. Series 2003 B, 0.67% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	45,550	45,550
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.64% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	23,490	23,490
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.63% 11/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	3,000	3,000
Series 2007 A-2A, 0.63% 11/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	37,950	37,950
Series 2007 A1, 0.63% 11/7/16, LOC Citibank NA, VRDN (a)	67,500	67,500
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.64% 11/7/16, LOC Freddie Mac, VRDN (a)	11,500	11,500
		348,180
Indiana - 1.8%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.69% 11/7/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,950	1,950
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.65% 11/7/16 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	26,440	26,440
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.65% 11/7/16, LOC Mizuho Bank Ltd., VRDN (a)	29,250	29,250
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, 0.66% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	5,300	5,300
Indiana Health Facility Fing. Auth. Rev. Series 2003 E6, 0.64% 11/7/16, VRDN (a)	4,600	4,600
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.64% 11/7/16, LOC Bank of Nova Scotia, VRDN (a)	30,500	30,500
		98,040
Iowa - 2.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B1, 0.64% 11/7/16, LOC MUFG Union Bank NA, VRDN (a)	21,280	21,280
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.65% 11/7/16 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	58,215	58,215
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.77% 11/7/16, LOC Cargill, Inc., VRDN (a)	7,000	7,000
Iowa Fin. Auth. Poll. Cont. Facility Rev.:
(MidAmerican Energy Proj.) Series 2008 B, 0.65% 11/7/16, VRDN (a)	8,600	8,600
(Midamerican Energy Proj.) Series 2016 A, 0.65% 11/7/16, VRDN (a)	5,000	5,000
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.63% 11/7/16, VRDN (a)	8,650	8,650
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.63% 11/7/16, LOC Northern Trust Co., VRDN (a)	6,195	6,195
		114,940
Louisiana - 3.5%
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.64% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	38,350	38,350
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.69% 11/7/16, LOC Bank of America NA, VRDN (a)	2,900	2,900
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.8% 11/7/16, VRDN (a)	15,680	15,680
Series 2010 B1, 0.78% 11/7/16, VRDN (a)	4,720	4,720
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.7% 11/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	18,000	18,000
Series 2010, 0.7% 11/7/16, LOC Mizuho Bank Ltd., VRDN (a)	81,300	81,298
Series 2011, 0.67% 11/7/16, LOC Bank of Nova Scotia, VRDN (a)	31,000	31,000
		191,948
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.65% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	19,760	19,760
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Adventist Healthcare Proj.) Series 2005 A, 0.66% 11/7/16, LOC MUFG Union Bank NA, VRDN (a)	8,400	8,400
Massachusetts - 0.2%
Massachusetts Gen. Oblig. (Central Artery Proj.) Series 2000 A, 0.61% 11/7/16 (Liquidity Facility Citibank NA), VRDN (a)	9,200	9,200
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.64% 11/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	2,000	2,000
		11,200
Michigan - 0.7%
Grand Traverse County Hosp. Series 2011 B, 0.66% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.65% 11/7/16, LOC Bank of America NA, VRDN (a)	13,380	13,380
Michigan Bldg. Auth. Rev.:
Series 2007 1, 0.63% 11/7/16, LOC Citibank NA, VRDN (a)	3,600	3,600
Series 2011 B, 0.63% 11/7/16, LOC Citibank NA, VRDN (a)	13,595	13,595
Michigan Fin. Auth. Rev. (Hosp. Proj.) Series 2016 E2, 0.63% 11/7/16, VRDN (a)	3,500	3,500
		39,075
Minnesota - 0.5%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.64% 11/7/16, LOC Freddie Mac, VRDN (a)	1,965	1,965
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.61% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	2,975	2,975
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.71% 11/7/16, LOC Fannie Mae, VRDN (a)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.64% 11/7/16, LOC Freddie Mac, VRDN (a)	7,760	7,760
		28,650
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.65% 11/7/16, LOC Bank of America NA, VRDN (a)	3,375	3,375
Missouri - 0.4%
Saint Louis Indl. Dev. Auth. (Saint Luke's Plaza Apts. Proj.) Series 2009, 0.63% 11/7/16 (Liquidity Facility Freddie Mac), VRDN (a)	2,100	2,100
St. Charles County Pub. Wtr. Sup Series 2011, 0.63% 11/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	21,130	21,130
		23,230
Nevada - 2.0%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.68% 11/7/16, LOC Bank of America NA, VRDN (a)	3,900	3,900
Reno Cap. Impt. Rev. Series 2005 A, 0.63% 11/7/16, LOC Bank of America NA, VRDN (a)	64,600	64,600
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2009 A, 0.63% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	39,410	39,410
		107,910
New York - 7.5%
Build NYC Resource Corp. Rev. (The Asia Society Proj.) Series 2015, 0.62% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	4,450	4,450
New York City Gen. Oblig.:
Series 2004 A3, 0.69% 11/7/16, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	10,700	10,700
Series 2006 E4, 0.62% 11/7/16, LOC Bank of America NA, VRDN (a)	2,150	2,150
Series 2008, 0.6% 11/2/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	18,200	18,200
Series 2010 G4, 0.64% 11/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	30,100	30,100
Series J8, 0.68% 11/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,260	5,260
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2008 B1, 0.62% 11/7/16 (Liquidity Facility Royal Bank of Canada), VRDN (a)	23,600	23,600
Series 2016 CC, 0.65% 11/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	16,100	16,100
Series F2, 0.65% 11/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	19,280	19,280
New York City Transitional Fin. Auth. Rev.:
Series 2001 A, 0.65% 11/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	24,800	24,800
Series 2003 1A, 0.65% 11/7/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	9,000	9,000
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.63% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	25,940	25,940
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.62% 11/7/16, LOC Bank of America NA, VRDN (a)	71,755	71,755
(College of New Rochelle Proj.) Series 2008, 0.69% 11/7/16, LOC RBS Citizens NA, VRDN (a)	6,530	6,530
(Fordham Univ. Proj.) Series 2008 A1, 0.62% 11/7/16, LOC Bank of America NA, VRDN (a)	9,695	9,695
New York Hsg. Fin. Agcy. Rev.:
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.64% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	34,150	34,150
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.64% 11/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	9,100	9,100
Series 2010 A, 0.7% 11/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	13,785	13,785
Series 2013 A:
0.65% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
0.65% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	25,200	25,200
Series 2014 A, 0.65% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Series 2014 A2, 0.68% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,500	6,500
New York Local Govt. Assistance Corp. Series 2008 B3V, 0.65% 11/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,970	4,970
New York Metropolitan Trans. Auth. Rev. Series 2005 A, 0.62% 11/7/16, LOC Royal Bank of Canada, VRDN (a)	13,065	13,065
New York State Hsg. Fin. Agcy. Rev. Series 2015 A, 0.65% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	7,250	7,250
Triborough Bridge & Tunnel Auth. Revs. Series 2001 C, 0.68% 11/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,500	4,500
Westchester County Indl. Agcy. Rev. Series 2001, 0.8% 11/7/16, LOC RBS Citizens NA, VRDN (a)	5,760	5,760
		416,840
North Carolina - 1.2%
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.63% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,910	4,910
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.62% 11/7/16 (Liquidity Facility Bank of America NA), VRDN (a)	18,245	18,245
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.62% 11/7/16, LOC Rabobank Nederland New York Branch, VRDN (a)	9,755	9,755
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.68% 11/7/16, LOC Branch Banking & Trust Co., VRDN (a)	6,000	6,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.64% 11/7/16, LOC Cr. Industriel et Commercial, VRDN (a)	25,800	25,800
		64,710
Ohio - 0.4%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.69% 11/7/16, LOC Northern Trust Co., VRDN (a)	9,105	9,105
Franklin County Hosp. Rev. Series 2009 B, 0.62% 11/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,300	5,300
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.63% 11/7/16, LOC PNC Bank NA, VRDN (a)	5,600	5,600
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.72% 11/7/16, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,455	2,455
		22,460
Oklahoma - 0.1%
Univ. Hospitals Trust Rev. Series 2005 A, 0.63% 11/7/16, LOC Bank of America NA, VRDN (a)	7,400	7,400
Oregon - 0.9%
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.64% 11/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	51,000	51,000
Pennsylvania - 3.3%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 B, 0.65% 11/7/16, LOC PNC Bank NA, VRDN (a)	7,450	7,450
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.65% 11/7/16, LOC PNC Bank NA, VRDN (a)	3,920	3,920
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.65% 11/7/16, LOC PNC Bank NA, VRDN (a)	2,000	2,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.65% 11/7/16, LOC PNC Bank NA, VRDN (a)	7,130	7,130
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.65% 11/7/16, LOC PNC Bank NA, VRDN (a)	10,720	10,720
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.65% 11/7/16, LOC PNC Bank NA, VRDN (a)	24,065	24,065
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.68% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,860	13,860
Chester County Health & Ed. Auth. Rev. 0.68% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,970	6,970
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.66% 11/7/16, LOC PNC Bank NA, VRDN (a)	2,000	2,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.65% 11/7/16, LOC PNC Bank NA, VRDN (a)	6,745	6,745
Haverford Township School District Series 2009, 0.63% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	890	890
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.65% 11/7/16, LOC PNC Bank NA, VRDN (a)	16,895	16,895
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 0.73% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,490	4,490
(United Zion Retirement Cmnty. Proj.) 0.81% 11/7/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,785	2,785
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.65% 11/7/16, LOC PNC Bank NA, VRDN (a)	13,155	13,155
Luzerne County Convention Ctr. Series 2012, 0.65% 11/7/16, LOC PNC Bank NA, VRDN (a)	6,020	6,020
Pennsylvania Higher Edl. Facilities Auth. Rev. (Keystone College Proj.) Series 2001 H5, 0.66% 11/7/16, LOC PNC Bank NA, VRDN (a)	5,650	5,650
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.79% 11/7/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,120	4,120
(The Franklin Institute Proj.) Series 2006, 0.64% 11/7/16, LOC Bank of America NA, VRDN (a)	2,215	2,215
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B3, 0.63% 11/7/16, LOC PNC Bank NA, VRDN (a)	2,000	2,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series C, 0.64% 11/7/16, LOC Barclays Bank PLC, VRDN (a)	13,420	13,420
Eighth Series E, 0.63% 11/7/16, LOC PNC Bank NA, VRDN (a)	1,850	1,850
Philadelphia School District Series 2016 C, 0.65% 11/7/16, LOC PNC Bank NA, VRDN (a)	8,810	8,810
Ridley School District Series 2009, 0.63% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	1,940	1,940
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.65% 11/7/16, LOC PNC Bank NA, VRDN (a)	3,080	3,080
Series 2011 B, 0.65% 11/7/16, LOC PNC Bank NA, VRDN (a)	5,080	5,080
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.65% 11/7/16, LOC PNC Bank NA, VRDN (a)	5,460	5,460
		182,720
South Carolina - 0.5%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.62% 11/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,000	10,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) 0.64% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	15,440	15,440
		25,440
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.68% 11/7/16, LOC Bank of America NA, VRDN (a)	2,990	2,990
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.68% 11/7/16, LOC Bank of America NA, VRDN (a)	2,540	2,540
		5,530
Texas - 3.5%
Harris County Hosp. District Rev. Series 2010, 0.63% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	6,900	6,900
Houston Arpt. Sys. Rev. Series 2010, 0.6% 11/7/16, LOC Barclays Bank PLC, VRDN (a)	27,330	27,330
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.73% 11/1/16, VRDN (a)	21,010	21,010
Series 2009 A, 0.73% 11/1/16, VRDN (a)	7,415	7,415
Series 2009 C, 0.73% 11/1/16, VRDN (a)	6,500	6,500
Series 2010 B, 0.73% 11/1/16, VRDN (a)	8,000	8,000
Series 2010 C, 0.73% 11/1/16, VRDN (a)	24,485	24,485
Series 2010 D, 0.73% 11/1/16, VRDN (a)	14,300	14,300
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 0.75% 11/7/16 (Total SA Guaranteed), VRDN (a)	6,000	6,000
Series 2012, 0.75% 11/7/16 (Total SA Guaranteed), VRDN (a)	7,400	7,400
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.75% 11/7/16 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.75% 11/7/16 (Total SA Guaranteed), VRDN (a)	11,700	11,700
Port Port Arthur Nav District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.75% 11/7/16 (Total SA Guaranteed), VRDN (a)	1,900	1,900
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C4, 0.64% 11/7/16, LOC Bank of Montreal Chicago, VRDN (a)	6,000	6,000
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.71% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,270	2,270
Texas Gen. Oblig. Series 2015 B, 0.64% 11/7/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	37,970	37,970
		193,380
Virginia - 0.3%
Fairfax County Indl. Dev. Auth. Series 2016 C, 0.63% 11/7/16, VRDN (a)	12,000	12,000
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.73% 11/7/16, LOC Bank of America NA, VRDN (a)	7,185	7,185
		19,185
Washington - 0.4%
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Reserve at Renton Apts. Proj.) Series 2014, 0.6% 11/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	8,000	8,000
(Reserve at SeaTac Apts. Proj.) Series 2015, 0.6% 11/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	5,500	5,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.6% 11/7/16, LOC Fannie Mae, VRDN (a)	3,750	3,750
(Willow Tree Grove Apts. Proj.) Series 2011, 0.63% 11/7/16, LOC Freddie Mac, VRDN (a)	4,900	4,900
		22,150
West Virginia - 1.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.64% 11/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	33,750	33,750
West Virginia Hosp. Fin. Auth. Hosp. Rev. (Cabell Huntington Hosp. Proj.) Series 2008 B, 0.62% 11/7/16, LOC Branch Banking & Trust Co., VRDN (a)	3,450	3,450
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.65% 11/7/16, LOC Branch Banking & Trust Co., VRDN (a)	21,790	21,790
		58,990
Wisconsin - 0.4%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.64% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,800	1,800
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, 0.64% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	20,210	20,210
		22,010
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.73% 11/7/16, VRDN (a)	1,500	1,500
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.73% 11/7/16, VRDN (a)	4,530	4,530
		6,030
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $2,733,853)		2,733,853

Tender Option Bond - 23.2%
Alabama - 0.1%
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series 16 ZM0205, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,960	5,960
Arizona - 0.4%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,240	4,240
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,500	8,500
Series MS 3078, 0.66% 11/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	6,000	6,000
Series Putters XM0009, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,120	2,120
		20,860
California - 1.1%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 14 0005, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	4,200	4,200
California Health Facilities Fing. Auth. Rev. Participating VRDN Series 15 XF0120, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,600	2,600
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	11,370	11,370
Los Angeles Cmnty. College District Participating VRDN Series MS 3096, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,350	1,350
Los Angeles Cnty. Metropolitan Trans. Auth. Bonds Series RBC E67, 0.83%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	18,600	18,600
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series 16 ZF0441, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,315	6,315
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,405	1,405
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000	10,000
Series Putters 3365, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,055	4,055
		60,895
Colorado - 1.4%
Colorado Health Facilities Auth. Participating VRDN Series XG 01 03, 0.66% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	8,400	8,400
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,280	6,280
Colorado Health Facilities Auth. Rev. Participating VRDN Series ZF 04 17, 0.78% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,400	1,400
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 16 0007, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	31,960	31,960
Series Floaters 16 XF1031, 0.8% 11/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,600	3,600
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series RBC E 55, 0.83%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	16,725	16,725
Participating VRDN Series XM 03 05, 0.66% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,200	7,200
		75,565
District Of Columbia - 0.6%
District Columbia Income Tax Rev. Participating VRDN Series XM 02 84, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,500	5,500
District of Columbia Gen. Oblig. Participating VRDN:
Series 16 XM 03 26, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
Series MS 4301, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,000	9,000
District of Columbia Income Tax Rev. Participating VRDN:
Series BC 13 15U, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,200	4,200
Series EGL 14 0039, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,190	6,190
Series XF 23 41, 0.74% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,700	1,700
		30,340
Florida - 1.1%
Central Florida Expressway Bonds Series RBC E 62, 0.83%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	25,635	25,635
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series MS 3059, 0.69% 11/7/16 (Liquidity Facility Bank of America NA) (a)(c)	5,615	5,615
Series ROC II R 12017, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	7,200	7,200
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	875	875
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2015 XM0027, 0.66% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,930	6,930
Tampa Health Sys. Rev. Participating VRDN Series 16 XF2213, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,800	6,800
		58,055
Georgia - 0.1%
Private Colleges & Univs. Auth. Rev. Emory Univ. Bonds Series WF 11 32C, 0.83%, tender 12/8/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,800	5,800
Hawaii - 0.5%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.7%, tender 11/3/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,200	2,200
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series 15 XM0080, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	7,960	7,960
Series ROC II R 11989, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	5,550	5,550
		27,375
Illinois - 0.7%
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 0.88% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	700	700
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,500	4,500
Series 15 XM0114, 0.77% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,100	2,100
Series MS 3332, 0.66% 11/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	400	400
Series XL 00 21, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,950	3,950
Series ZF 04 78, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,965	2,965
0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF2202, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,150	1,150
Series 15 ZM0120, 0.68% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,100	3,100
Series Floaters XM 03 94, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,100	6,100
Series MS 16 XF 2212, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,809	2,809
The County of Cook Participating VRDN Series XF 23 13, 0.78% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,600	1,600
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.69% 11/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,000	2,000
		37,374
Indiana - 0.6%
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
Bonds Series 16 E71, 0.83%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	27,100	27,100
Participating VRDN Series 2015 XF0090, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,950	3,950
		31,050
Kansas - 0.1%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Kentucky - 0.3%
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.67% 11/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	17,160	17,160
Louisiana - 0.7%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.68% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	40,765	40,765
Maryland - 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 0.73% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,310	7,310
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,955	9,955
		17,265
Massachusetts - 1.0%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.67% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	26,000	26,000
Series Clipper 07 41, 0.67% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	6,350	6,350
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 16 ZM0173, 0.66% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,540	8,540
Series EGL 15 002, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	10,285	10,285
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,200	1,200
		52,375
Michigan - 0.2%
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 03 92, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,100	3,100
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	9,950	9,950
		13,050
Minnesota - 0.3%
Minnesota Gen. Oblig. Participating VRDN:
Series Putters 3844 Q, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,860	6,860
Series Putters 3845, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,400	3,400
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.83%, tender 12/1/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,160	5,160
		15,420
Mississippi - 0.4%
Mississippi Gen. Oblig. Participating VRDN:
Series Clipper 09 60, 0.67% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	10,500	10,500
Series ROC II R 14027, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	7,360	7,360
Series ROC II-R 11987, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,300	6,300
		24,160
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	18,470	18,470
Series XL 00 37, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,785	2,785
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series 15 XF 0046 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,915	8,915
		30,170
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 0.81% 11/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,800	2,800
Series Floaters XX 10 04, 0.69% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
		4,800
Nevada - 0.6%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,395	6,395
Clark County Wtr. Reclamation District Participating VRDN:
Series 16 ZF0445, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,305	6,305
Series 16 ZF0446, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,965	11,965
Series ZF 04 79, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,005	6,005
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.67% 11/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,690	4,690
		35,360
New Hampshire - 0.1%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,413	4,413
New Jersey - 0.0%
New Jersey St Transn Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.82% 11/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,800	1,800
New York - 2.0%
New York City Gen. Oblig. Participating VRDN Series ROC II R 14045, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series ZF 23 15, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,790	10,790
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 16 ZF0449, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,020	7,020
Series BC 10 29W, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,000	10,000
Series BC 13 16U, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Series ROC II R 11930, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	9,715	9,715
New York City Transitional Fin. Auth. Participating VRDN:
Series Floaters XM 03 70, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series XF 23 18, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,500	3,500
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 2011 B, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000	3,000
Series BC 11 7B, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,000	4,000
Series ROC II R 11902, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,600	3,600
Series ROC II R 11903, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
Series ROC II R 14022, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,815	2,815
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series EGL 14 0016, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	20,485	20,485
New York Dorm. Auth. Revs. Participating VRDN:
Series ROC II R 11735, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	10,395	10,395
Series ROC II R 11975, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 15 XM0008, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,500	2,500
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series 16 XF0405, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,200	1,200
		113,020
North Carolina - 1.8%
Charlotte Ctfs. of Partn. Cultural Arts Facilities Participating VRDN Series 16 XM 0238, 0.67% 11/7/16 (Liquidity Facility Bank of America NA) (a)(c)	11,680	11,680
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,000	7,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF2167, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,600	1,600
Series 16 XF 0290, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,255	1,255
Series EGL 14 0050, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	11,500	11,500
Series EGL 14 0051:
0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	28,650	28,650
0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	18,450	18,450
Series MS 15 XF2165, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,395	3,395
Series XM 02 82, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,505	1,505
North Carolina Cap. Impt. Ltd.:
Bonds Series WF 11 136C, 0.83%, tender 1/5/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,765	2,765
Participating VRDN Series ROC II R 14028, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,755	2,755
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,900	2,900
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.66% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,900	1,900
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series BC 10 31W, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,875	1,875
		101,230
Ohio - 0.2%
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.67% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,360	4,360
Ohio Hosp. Facilities Rev. Participating VRDN:
Series XL 00 31, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,445	2,445
0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,330	5,330
		12,135
Oklahoma - 0.0%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.7%, tender 11/3/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,200	2,200
Oregon - 0.5%
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.74% 11/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,870	6,870
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.83%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	6,885	6,885
Oregon St Dept. Administrative Svcs. Lottery Rev. Participating VRDN Series XF 23 17, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,555	6,555
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
		28,310
Pennsylvania - 0.9%
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 0047, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,020	2,020
Pennsylvania Gen. Oblig. Participating VRDN:
Series 16 ZF0424, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,855	2,855
Series Putters 4014, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,500	3,500
Series ROC II R 14070, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.83%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	26,185	26,185
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 0.83%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	14,200	14,200
		50,760
South Carolina - 0.3%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 03 84, 0.75% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.72% 11/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	8,130	8,130
		15,130
Tennessee - 0.2%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,405	5,405
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN BC 10 25W, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000	3,000
		8,405
Texas - 2.2%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.83%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,555	5,555
Board of Regents of The Univ. of Texas Participating VRDN Series Floaters 16 XF0503, 0.68% 11/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,625	5,625
City of Houston Combined Util. Sys. First Lien Rev. Participating VRDN Series XM 03 49, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Clipper 09 52, 0.67% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	11,180	11,180
Friendswood Independent School District Participating VRDN Series 16 ZF0344, 0.7% 11/7/16 (Liquidity Facility Bank of America NA) (a)(c)	8,635	8,635
Harris County Gen. Oblig. Participating VRDN Series Clipper 07 46, 0.68% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	5,000	5,000
Highland Park Independent School District Participating VRDN Series 16 XM0179, 0.66% 11/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	10,000	10,000
Houston Arpt. Sys. Rev. Participating VRDN Series RBC 16 ZM0169, 0.66% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,165	4,165
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.67% 11/7/16 (Liquidity Facility Bank of America NA) (a)(c)	4,905	4,905
Judson Independent School District Participating VRDN:
Series DB 423, 0.85% 11/7/16 (Liquidity Facility Deutsche Bank AG) (a)(c)	1,335	1,335
Series MS 06 1859, 0.65% 11/7/16 (Liquidity Facility Wells Fargo & Co.) (a)(c)	3,940	3,940
Leander Independent School District Participating VRDN Series BC 10 28W, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,000	7,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series 2015 ZF0211, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,395	10,395
Series Putters 3344, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,215	3,215
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 ZF 0282, 0.67% 11/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,350	1,350
0.68% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,500	3,500
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series ZM0172, 0.66% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,530	7,530
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.68% 11/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,500	3,500
		120,330
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.68% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,310	5,310
Utah County Hosp. Rev. Participating VRDN Series XM 03 64, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,600	6,600
		11,910
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.73% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,400	1,400
Virginia - 0.9%
Fairfax County Indl. Dev. Auth. Participating VRDN:
Series 15 ZF0166, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series Putters 4254, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	500	500
Univ. of Virginia Gen. Rev. Participating VRDN:
Series 15 ZF0173, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series EGL 14 0048, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	12,195	12,195
Series Floaters 16 ZF0419, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,600	3,600
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,365	3,365
Series ROC II R 11923, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	5,660	5,660
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,800	6,800
		49,620
Washington - 2.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Floaters ZF 04 72, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Energy Northwest Elec. Rev. Participating VRDN Series 15 XF0142, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,750	2,750
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	12,940	12,940
Series Putters 15 XM0012, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,840	6,840
Series ROC II R 11962, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,400	3,400
Seattle Muni. Lt. & Pwr. Rev.:
Bonds Series WF 11-18C, 0.83%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,400	2,400
Participating VRDN Series Putters 3859, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.65% 11/7/16 (Liquidity Facility Wells Fargo & Co.) (a)(c)	12,655	12,655
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.67% 11/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	15,995	15,995
Washington Gen. Oblig.:
Bonds Series WF 11-16C, 0.83%, tender 11/17/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	23,415	23,415
Participating VRDN:
Series 16 XF0408, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series Putters 3856, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,500	8,500
Series ROC II R 11889, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,250	3,250
Series XF 0294, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,410	4,410
Series 15 XF0148, 0.67% 11/7/16 (Liquidity Facility Bank of America NA) (a)(c)	1,190	1,190
Series 2015 XF0150, 0.69% 11/7/16 (Liquidity Facility Bank of America NA) (a)(c)	6,065	6,065
Series 2015 ZF0191, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
		130,310
Wisconsin - 0.3%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 0.67% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	5,300	5,300
Series Clipper 09 53, 0.67% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	4,600	4,600
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series ROC II R 14065, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,200	3,200
		15,600
TOTAL TENDER OPTION BOND
(Cost $1,277,872)		1,277,872

Other Municipal Security - 26.7%
Arizona - 0.2%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
0.73% 11/7/16, CP	4,200	4,200
0.74% 11/7/16, CP	4,700	4,700
		8,900
California - 3.2%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.74%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada) (a)	28,000	28,000
Series 2010 B, 0.74%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada) (a)	10,815	10,815
Los Angeles County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	15,900	16,143
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2016, 0.99% 4/4/17 (Liquidity Facility Royal Bank of Canada), CP	12,600	12,600
Los Angeles Gen. Oblig. TRAN Series 2016, 3% 6/29/17	70,200	71,263
Riverside County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	37,405	37,974
		176,795
Colorado - 0.9%
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.88%, tender 5/30/17 (a)	21,120	21,120
Series 2015 B, 0.88%, tender 5/30/17 (a)	12,070	12,070
Series 2015 C, 0.88%, tender 5/30/17 (a)	14,305	14,305
		47,495
Connecticut - 0.4%
Connecticut Gen. Oblig. Bonds Series 2016 E, 2% 10/15/17	5,400	5,454
Enfield Gen. Oblig. BAN Series 2016, 2% 8/9/17	8,500	8,581
Univ. of Connecticut Gen. Oblig. Bonds Series 2016 A, 4% 3/15/17	6,540	6,619
		20,654
District Of Columbia - 0.5%
District of Columbia Rev. Bonds Series 2000, 0.76% tender 11/9/16, LOC JPMorgan Chase Bank, CP mode	5,000	5,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.53% 11/14/16, LOC JPMorgan Chase Bank, CP	12,600	12,600
0.78% 12/7/16, LOC JPMorgan Chase Bank, CP	5,000	5,000
0.9% 1/5/17, LOC JPMorgan Chase Bank, CP	3,800	3,800
		26,400
Florida - 2.5%
Florida Local Govt. Fin. Cmnty. Series 11A1:
0.75% 11/3/16, LOC JPMorgan Chase Bank, CP	14,371	14,371
0.94% 12/5/16, LOC JPMorgan Chase Bank, CP	12,300	12,300
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.69% 1/26/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,800	8,800
Jacksonville Gen. Oblig. Series 04A, 0.78% 12/6/16, LOC Bank of America NA, CP	5,700	5,700
Miami-Dade County School District TAN Series 2016, 5% 2/23/17	18,900	19,147
Miami-Dade County Wtr. & Swr. Rev.:
Series A1, 0.92% 11/9/16, LOC Barclays Bank PLC, CP	12,600	12,600
Series B1, 0.94% 12/8/16, LOC Sumitomo Mitsui Banking Corp., CP	8,300	8,300
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.88%, tender 5/30/17 (a)	19,650	19,650
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.93%, tender 5/30/17 (a)	4,300	4,300
Series 2014 A1, 0.88%, tender 5/30/17 (a)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.93%, tender 5/30/17 (a)	16,400	16,400
		138,868
Georgia - 1.3%
Atlanta Wtr. & Wastewtr. Rev. Series 15A1, 0.58% 1/9/17, LOC PNC Bank NA, CP	3,200	3,200
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds Series 85A, 0.92% tender 11/10/16, LOC Barclays Bank PLC, CP mode	5,800	5,800
Series B, 0.8% 12/1/16, LOC PNC Bank NA, CP	11,067	11,067
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.74%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	18,570	18,570
Series 2010 A2, 0.74%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	30,965	30,965
		69,602
Hawaii - 0.2%
Honolulu City & County Gen. Oblig. Series B1, 0.75% 11/3/16, LOC Sumitomo Mitsui Banking Corp., CP	10,800	10,800
Idaho - 0.7%
Idaho Gen. Oblig. TAN Series 2016, 2% 6/30/17	28,900	29,142
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.7%, tender 12/1/16 (a)	7,900	7,900
		37,042
Illinois - 1.1%
Illinois Fin. Auth. Ed. Rev. Series LOY:
0.75% 12/2/16, LOC PNC Bank NA, CP	5,000	5,000
0.95% 12/2/16, LOC PNC Bank NA, CP	6,040	6,040
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.93%, tender 5/30/17 (a)	10,550	10,550
Series 12H:
0.75% tender 12/2/16, CP mode	10,300	10,300
0.97% tender 1/18/17, CP mode	6,300	6,300
Series 12I:
0.75% tender 11/3/16, CP mode	6,300	6,300
0.8% tender 1/6/17, CP mode	6,300	6,300
0.85% tender 11/16/16, CP mode	3,600	3,600
0.97% tender 1/18/17, CP mode	6,300	6,300
		60,690
Indiana - 1.1%
Indiana Fin. Auth. Rev. Bonds Series D2:
0.64% tender 12/8/16, CP mode	24,800	24,800
0.74% tender 11/9/16, CP mode	18,875	18,875
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (a)	3,925	3,926
Series 2006 B8, 4.1%, tender 11/3/16 (a)	1,000	1,000
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001, 1.6%, tender 2/1/17 (a)	15	15
Indianapolis Gas Util. Sys. Rev. Series 2016:
0.76% 11/9/16, LOC JPMorgan Chase Bank, CP	6,300	6,300
0.88% 11/1/16, LOC JPMorgan Chase Bank, CP	6,300	6,300
		61,216
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.95% tender 11/1/16, CP mode	2,800	2,800
Maryland - 0.8%
Baltimore County Gen. Oblig. Series 2016:
0.75% 12/2/16 (Liquidity Facility Mizuho Bank Ltd.), CP	16,200	16,200
1.02% 2/3/17 (Liquidity Facility Mizuho Bank Ltd.), CP	12,500	12,500
1.02% 2/3/17 (Liquidity Facility Mizuho Bank Ltd.), CP	7,900	7,900
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.7%, tender 12/1/16 (a)	8,700	8,700
		45,300
Massachusetts - 1.0%
Massachusetts Gen. Oblig. RAN Series 2016 C 2% 6/26/17	29,000	29,247
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2016, 0.74% 11/1/16, CP	3,503	3,503
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 93B, 1.03% tender 11/22/16, CP mode	4,400	4,400
Series 92:
1.03% tender 11/8/16, CP mode	400	400
1.05% tender 11/9/16, CP mode	3,050	3,050
1.08% tender 11/10/16, CP mode	8,100	8,100
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series B, 0.74% 11/2/16, LOC Citibank NA, CP	8,300	8,300
		57,000
Michigan - 1.5%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 0.88%, tender 5/30/17 (a)	7,485	7,485
Michigan Bldg. Auth. Rev. Series 7, 0.94% 12/8/16, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	6,775	6,775
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.7%, tender 12/1/16 (a)	10,700	10,700
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.9%, tender 5/30/17 (a)	14,150	14,150
0.9%, tender 5/30/17 (a)	9,375	9,375
0.9%, tender 5/30/17 (a)	14,505	14,505
Series 2010 F2, 1.5%, tender 3/1/17 (a)	360	361
Univ. of Michigan Rev.:
Series K1:
0.74% 11/7/16, CP	8,895	8,895
0.74% 11/16/16, CP	6,510	6,510
Series K2, 0.9% 6/26/17, CP	6,000	6,000
		84,756
Minnesota - 0.1%
Univ. of Minnesota Gen. Oblig. Series 07C, 0.74% 11/3/16, CP	6,600	6,600
Missouri - 0.5%
Curators of the Univ. of Missouri Series A:
0.78% 12/5/16, CP	8,800	8,800
0.86% 11/18/16, CP	8,000	8,000
0.86% 12/1/16, CP	4,940	4,940
Saint Louis Gen. Fund Rev. TRAN Series 2016, 2% 6/1/17	6,800	6,847
		28,587
Nebraska - 1.2%
Nebraska Pub. Pwr. District Rev. Series A:
0.76% 11/1/16, CP	6,200	6,200
0.86% 11/3/16, CP	6,825	6,825
0.92% 12/1/16, CP	6,300	6,300
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.59% 11/9/16, CP	7,000	7,000
0.59% 11/10/16, CP	6,565	6,565
0.59% 11/16/16, CP	3,800	3,800
0.77% 11/1/16, CP	4,350	4,350
0.8% 12/6/16, CP	3,500	3,500
0.84% 11/15/16, CP	7,150	7,150
0.87% 12/8/16, CP	7,500	7,500
0.92% 12/1/16, CP	7,500	7,500
		66,690
Nevada - 0.3%
Clark County School District Bonds Series 2016 C, 3% 6/15/17	2,735	2,774
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 06A:
0.79% 12/14/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,250	5,250
0.8% 12/8/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,250	5,250
Series 06B, 0.76% 11/2/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,400	5,400
		18,674
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.85% tender 12/8/16, CP mode	5,000	5,000
New Jersey - 1.9%
Burlington County Bridge Commission Lease Rev. BAN Series 2016 B, 2% 4/26/17	4,200	4,224
Burlington County Gen. Oblig. BAN Series 2016 A, 2% 5/16/17	15,400	15,507
Edgewater Gen. Oblig. BAN Series 2016, 2% 7/21/17	2,100	2,120
Englewood Gen. Oblig. BAN 2.25% 4/6/17	5,900	5,936
Hoboken Gen. Oblig. BAN Series A, 2.25% 3/14/17	8,900	8,952
Middlesex County Gen. Oblig. BAN 2% 6/15/17	8,500	8,568
North Brunswick Township Gen. Oblig. BAN Series A, 2% 7/27/17	8,800	8,885
Ocean City Gen. Oblig. BAN Series 2016 A, 1.5% 1/6/17	3,975	3,981
Union County Gen. Oblig. BAN Series 2016, 2% 6/23/17	22,700	22,894
Woodbridge Township Gen. Oblig. BAN Series 2016:
2% 8/18/17	10,000	10,104
3% 8/18/17	11,600	11,813
		102,984
New York - 1.0%
Bay Shore Union Free School District TAN Series 2016, 2% 6/23/17	8,800	8,854
Bayport-Blue Point Union Free School District TAN Series 2016, 2% 6/27/17	2,400	2,416
Harborfields Central School District Greenlawn TAN 1.5% 6/23/17	2,400	2,413
Islip Union Free School District TAN Series 2016, 2% 6/23/17	4,800	4,831
Lockport City School District BAN Series 2016, 2% 8/4/17	4,700	4,746
New York City Trust For Cultural Bonds Series 2014 B1, 0.71%, tender 3/15/17 (a)	1,525	1,525
New York Dorm. Auth. Revs. Series 2016, 0.84% 12/7/16, CP	4,895	4,895
New York Pwr. Auth. Series 2, 0.93% 1/6/17, CP	11,377	11,377
Rochester Gen. Oblig. BAN Series 2016 II, 2% 8/4/17	8,200	8,281
Tonawanda Town BAN Series 2016, 2% 8/31/17	3,600	3,626
		52,964
New York And New Jersey - 0.0%
Port Auth. of New York & New Jersey Series B, 0.84% 12/13/16, CP	2,400	2,400
North Carolina - 0.0%
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds 5.25% 1/1/17	640	645
Ohio - 1.2%
American Muni. Pwr. BAN Series 2016, 2% 10/19/17	1,290	1,299
Franklin County Rev. Bonds Series 2013 OH, 0.7%, tender 12/1/16 (a)	11,800	11,800
Lucas County Gen. Oblig. BAN Series 2016, 2% 7/12/17	4,100	4,136
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series 08B5:
0.72% tender 2/2/17, CP mode	10,700	10,700
0.83% tender 1/19/17, CP mode	10,000	10,000
0.9% tender 1/4/17, CP mode	10,000	10,000
Series 08B6:
0.8% tender 12/6/16, CP mode	7,700	7,700
0.82% tender 12/14/16, CP mode	9,700	9,700
Ohio State Univ. Gen. Receipts Rev. Bonds Series 3C, 0.93% tender 1/10/17, CP mode	2,900	2,900
		68,235
Oklahoma - 0.4%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.7% 11/17/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	500	500
0.75% 11/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	13,300	13,300
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.98%, tender 5/30/17 (a)	8,245	8,245
		22,045
Pennsylvania - 0.1%
Philadelphia Gas Works Rev. Series 2, 0.72% 1/5/17, LOC PNC Bank NA, CP	4,400	4,400
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 05B, 0.74% tender 11/1/16, CP mode	3,500	3,500
		7,900
Tennessee - 0.3%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B1, 0.9%, tender 5/30/17 (a)	17,245	17,245
Texas - 3.0%
Brownsville Util. Sys. Rev. Series A, 0.64% 11/17/16, LOC Bank of Montreal Chicago, CP	1,700	1,700
Garland Series 15, 0.95% 12/8/16, LOC Citibank NA, CP	2,500	2,500
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, 0.83%, tender 5/30/17 (a)	13,200	13,200
Series 16B1, 1% tender 3/3/17, CP mode	12,600	12,600
Series 16B2, 0.57% tender 12/5/16, CP mode	11,300	11,300
Series 16B3, 0.74% tender 11/3/16, CP mode	10,100	10,100
Harris County Metropolitan Trans. Auth. Series A1:
0.75% 11/4/16 (Liquidity Facility JPMorgan Chase Bank), CP	7,400	7,400
0.91% 11/3/16 (Liquidity Facility JPMorgan Chase Bank), CP	7,700	7,700
0.95% 4/11/17 (Liquidity Facility JPMorgan Chase Bank), CP	8,600	8,600
Houston Gen. Oblig. TRAN Series 2016, 2% 6/30/17	1,850	1,866
Lower Colorado River Auth. Rev. Series A:
0.49% 11/4/16, LOC JPMorgan Chase Bank, CP	6,500	6,500
0.57% 12/5/16, LOC JPMorgan Chase Bank, CP	7,000	7,000
0.95% 1/17/17, LOC JPMorgan Chase Bank, CP	8,800	8,800
0.97% 1/5/17, LOC JPMorgan Chase Bank, CP	2,900	2,900
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.93%, tender 5/30/17 (a)	9,900	9,900
Series 2013 B, 0.93%, tender 5/30/17 (a)	11,600	11,600
Texas A&M Univ. Rev. Series B, 0.52% 11/3/16, CP	6,300	6,300
Texas Muni. Pwr. Agcy. Rev. Series 05, 0.88% 12/15/16, LOC Barclays Bank PLC, CP	22,315	22,315
Univ. of Texas Board of Regents Sys. Rev. Series A, 0.58% 11/9/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,300	6,300
Upper Trinity Reg'l. Wtr. District Series 2016, 0.74% 11/3/16, LOC Bank of America NA, CP	7,050	7,050
		165,631
Vermont - 0.1%
Vermont Econ. Dev. Auth. Rev. Series B, 0.85% 1/6/17, LOC JPMorgan Chase Bank, CP	3,800	3,800
Washington - 0.3%
Univ. of Washington Univ. Revs. Series 8:
0.54% 12/1/16, CP	6,300	6,300
0.93% 1/17/17, CP	6,300	6,300
Washington Gen. Oblig. Bonds Series R 2010 A, 5% 1/1/17	2,450	2,467
		15,067
Wisconsin - 0.8%
Wisconsin Gen. Oblig.:
Series 06A, 0.92% 12/1/16 (Liquidity Facility BMO Harris Bank NA), CP	4,253	4,253
Series 13A, 0.74% 11/4/16 (Liquidity Facility BMO Harris Bank NA), CP	7,410	7,410
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.9%, tender 5/30/17 (a)	14,735	14,735
Wisconsin Trans. Rev.:
Series 13A:
0.93% 1/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,200	7,200
1% 1/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,330	3,330
Series 97A:
0.75% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,300	4,300
0.83% 11/17/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,459	2,459
		43,687
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,476,472)		1,476,472
	Shares (000s)	Value (000s)

Investment Company - 1.4%
Fidelity Tax-Free Cash Central Fund, 0.61%(e)(f)
(Cost $78,829)	78,829	78,829
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $5,567,026)		5,567,026
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(42,240)
NET ASSETS - 100%		$5,524,786

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,510,000 or 0.4% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $180,425,000 or 3.3% of net assets.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.83%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,555
Central Florida Expressway Bonds Series RBC E 62, 0.83%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada)	7/30/15 - 8/1/16	$25,635
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 0.83%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$27,100
Los Angeles Cnty. Metropolitan Trans. Auth. Bonds Series RBC E67, 0.83%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada)	10/3/16	$18,600
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 0.83%, tender 1/5/17 (Liquidity Facility Wells Fargo Bank NA)	10/21/16	$2,765
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.83%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$6,885
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.83%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$26,185
Private Colleges & Univs. Auth. Rev. Emory Univ. Bonds Series WF 11 32C, 0.83%, tender 12/8/16 (Liquidity Facility Wells Fargo Bank NA)	3/17/11	$5,800
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.83%, tender 12/1/16 (Liquidity Facility Wells Fargo Bank NA)	5/5/11	$5,160
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 0.83%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$2,400
Univ. of Colorado Enterprise Sys. Rev. Bonds Series RBC E 55, 0.83%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada)	5/26/16 - 8/1/16	$16,725
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 0.83%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada)	7/1/16 - 10/3/16	$14,200
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.83%, tender 11/17/16 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 2/18/16	$23,415

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$1,700
Total	$1,700

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,488,197)	$5,488,197
Fidelity Central Funds (cost $78,829)	78,829
Total Investments (cost $5,567,026)		$5,567,026
Cash		7,158
Receivable for investments sold		65,000
Receivable for fund shares sold		2,047
Interest receivable		7,961
Distributions receivable from Fidelity Central Funds		146
Prepaid expenses		16
Receivable from investment adviser for expense reductions		38
Other receivables		86
Total assets		5,649,478
Liabilities
Payable for investments purchased	$104,799
Payable for fund shares redeemed	17,505
Distributions payable	104
Accrued management fee	1,173
Distribution and service plan fees payable	68
Other affiliated payables	923
Other payables and accrued expenses	120
Total liabilities		124,692
Net Assets		$5,524,786
Net Assets consist of:
Paid in capital		$5,524,786
Net Assets		$5,524,786
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($115,700 ÷ 115,586 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($157,042 ÷ 156,887 shares)		$1.00
Fidelity Tax-Exempt Money Market Fund:
Net Asset Value, offering price and redemption price per share ($4,552,009 ÷ 4,547,506 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($700,035 ÷ 699,094 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2016
Investment Income
Interest		$22,164
Income from Fidelity Central Funds		1,700
Total income		23,864
Expenses
Management fee	$20,061
Transfer agent fees	15,335
Distribution and service plan fees	1,957
Accounting fees and expenses	659
Custodian fees and expenses	57
Independent trustees' fees and expenses	38
Registration fees	321
Audit	48
Legal	35
Miscellaneous	53
Total expenses before reductions	38,564
Expense reductions	(19,170)	19,394
Net investment income (loss)		4,470
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	530
Total net realized gain (loss)		530
Net increase in net assets resulting from operations		$5,000

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2016	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,470	$1,056
Net realized gain (loss)	530	1,151
Net increase in net assets resulting from operations	5,000	2,207
Distributions to shareholders from net investment income	(4,461)	(1,055)
Distributions to shareholders from net realized gain	(3,352)	(603)
Total distributions	(7,813)	(1,658)
Share transactions - net increase (decrease)	(5,174,267)	686,201
Total increase (decrease) in net assets	(5,177,080)	686,749
Net Assets
Beginning of period	10,701,866	10,015,117
End of period	$5,524,786	$10,701,866

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Capital Reserves Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)	.001	–A	–A	–A	–A
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment incomeA	–	–	–	–	–
Distributions from net realized gain	(.001)	–A	–	–	–
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.10%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.97%	.99%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.23%	.06%	.08%	.13%	.17%
Expenses net of all reductions	.23%	.06%	.08%	.13%	.17%
Net investment income (loss)	.07%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$116	$418	$421	$442	$402

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Daily Money Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)	.001	–A	–A	–A	–A
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment incomeA	–	–	–	–	–
Distributions from net realized gain	(.001)	–A	–	–	–
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.10%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.72%	.73%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.26%	.06%	.08%	.13%	.17%
Expenses net of all reductions	.26%	.06%	.08%	.13%	.17%
Net investment income (loss)	.04%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$157	$364	$362	$442	$481

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Tax-Exempt Money Market Fund

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A
Distributions from net realized gain	–A	–A	–	–	–
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.12%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.47%	.48%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.24%	.06%	.08%	.13%	.17%
Expenses net of all reductions	.24%	.06%	.08%	.13%	.17%
Net investment income (loss)	.05%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$4,552	$9,154	$9,232	$8,921	$7,858

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Premium Class

Years ended October 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–B
Net realized and unrealized gain (loss)	.001	–B
Total from investment operations	.002	–B
Distributions from net investment income	(.001)	–B
Distributions from net realized gain	(.001)	–B
Total distributions	(.002)	–B
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	.18%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%	.37%G
Expenses net of fee waivers, if any	.22%	.06%G
Expenses net of all reductions	.22%	.06%G
Net investment income (loss)	.08%	.01%G
Supplemental Data
Net assets, end of period (in millions)	$700	$766

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Money Market Fund (Treasury Money Market) (formerly Treasury Fund) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (formerly Tax-Exempt Fund) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Exempt Money Market Fund and Premium Class. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Treasury Advisor B Class shares were converted to Treasury Daily Money Class shares. All current fiscal period dollar and share amounts for Treasury Advisor B Class presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

Effective January 1, 2016 shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.

2. Investments in Fidelity Central Funds.

The Funds may invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Tax-Exempt Money Market, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Tax-Exempt Money Market fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Treasury Money Market	$14,054,977	–	–	–
Tax-Exempt Money Market	5,567,026	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income
Treasury Money Market	$-	33
Tax-Exempt Money Market	76	–

The tax character of distributions paid was as follows:

October 31, 2016
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Money Market	$-	$1,192	$-	$1,192
Tax-Exempt Money Market	4,461	2,656	696	7,813

October 31, 2015
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Money Market	$-	$591	$-	$591
Tax-Exempt Money Market	1,055	–	603	1,658

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management and Research Company (FMR), an affiliate of SelectCo, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Fidelity Treasury Money Market Fund, repurchase agreements may be collateralized by cash or government securities. For Fidelity Tax-Exempt Money Market Fund, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Treasury Money Market
Capital Reserves Class	.25%	.25%	$6,401	$–(a)
Daily Money Class	-%	.25%	10,924	–
Advisor B Class	.75%	.25%	34	–(a)
Advisor C Class	.75%	.25%	1,387	–
			$18,746	$–(a)
Tax-Exempt Money Market
Capital Reserves Class	.25%	.25%	$1,280	$69
Daily Money Class	-%	.25%	677	71
			$1,957	$140

 (a) In the amount of less than five hundred dollars

During the period, the investment adviser or its affiliates waived a portion of these fees.

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Treasury Money Market – Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5.00% to 1.00% for Treasury Money Market – Advisor B and are 1.00% for Treasury Money Market – Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Treasury Money Market Fund
Daily Money Class	$18
Advisor B Class(a)	2
Advisor C Class(a)	61

 (a) When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was .15% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Treasury Money Market
Capital Reserves Class	$2,560
Daily Money Class	8,739
Advisor B Class	7
Advisor C Class	277
Fidelity Treasury Money Market Fund	9,037
$20,620
Tax-Exempt Money Market
Capital Reserves Class	$512
Daily Money Class	542
Fidelity Tax-Exempt Money Market Fund	13,568
Premium Class	713
$15,335

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Treasury Money Market Fund for certain losses in the amount of $1.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2018. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Money Market
Capital Reserves Class	.95%	$309
Daily Money Class	.70%	1,081
Advisor B Class	1.45%	1
Advisor C Class	1.45%	35
Tax-Exempt Money Market
Capital Reserves Class	.95%	$46
Daily Money Class	.70%	44
Fidelity Tax-Exempt Money Market Fund	.45%	1,045
Premium Class	.33%	249

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Money Market
Capital Reserves Class	$7,952
Daily Money Class	16,298
Advisor B Class	40
Advisor C Class	1,551
Fidelity Treasury Money Market Fund	4,106
Tax-Exempt Money Market
Capital Reserves Class	$1,827
Daily Money Class	1,191
Fidelity Tax-Exempt Money Market Fund	13,924
Premium Class	787

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Tax-Exempt Money Market	$57

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2016	Year ended October 31, 2015
Treasury Money Market
From net investment income
Capital Reserves Class	$128	$114
Daily Money Class	438	420
Advisor B Class	–	1
Advisor C Class	14	11
Fidelity Treasury Money Market Fund	612	45(a)
Total	$1,192	$591
Tax-Exempt Money Market
From net investment income
Capital Reserves Class	$26	$42
Daily Money Class	47	37
Fidelity Tax-Exempt Money Market Fund	3,509	936
Premium Class	879	40(a)
Total	$4,461	$1,055
From net realized gain
Capital Reserves Class	$126	$25
Daily Money Class	149	21
Fidelity Tax-Exempt Money Market Fund	2,699	557
Premium Class	378	–(a)
Total	$3,352	$603

 (a) Distributions are for the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Year ended October 31, 2016	Year ended October 31, 2015
Treasury Money Market
Capital Reserves Class
Shares sold	3,910,090	3,665,653
Reinvestment of distributions	87	76
Shares redeemed	(3,913,600)	(3,932,171)
Net increase (decrease)	(3,423)	(266,442)
Daily Money Class
Shares sold	15,463,151	14,993,488
Reinvestment of distributions	282	273
Shares redeemed	(15,933,080)	(15,405,581)
Net increase (decrease)	(469,647)	(411,820)
Advisor B Class
Shares sold	895	2,946
Reinvestment of distributions	–	1
Shares redeemed	(7,756)	(9,165)
Net increase (decrease)	(6,861)	(6,218)
Advisor C Class
Shares sold	143,538	143,890
Reinvestment of distributions	13	11
Shares redeemed	(137,857)	(113,852)
Net increase (decrease)	5,694	30,049
Fidelity Treasury Money Market Fund(a)
Shares sold	32,065,934	2,544,488
Issued in exchange for the shares of Fidelity Treasury Money Market Fund	–	704,671
Reinvestment of distributions	295	26
Shares redeemed	(25,180,295)	(1,726,893)
Net increase (decrease)	6,885,934	1,522,292
Tax-Exempt Money Market
Capital Reserves Class
Shares sold	655,852	1,575,136
Reinvestment of distributions	120	44
Shares redeemed	(958,197)	(1,578,092)
Net increase (decrease)	(302,225)	(2,912)
Daily Money Class
Shares sold	440,336	985,077
Reinvestment of distributions	165	50
Shares redeemed	(647,516)	(982,861)
Net increase (decrease)	(207,015)	2,266
Fidelity Tax-Exempt Money Market Fund
Shares sold	10,591,500	25,061,800
Reinvestment of distributions	5,840	1,344
Shares redeemed	(15,196,672)	(25,141,989)
Net increase (decrease)	(4,599,332)	(78,845)
Premium Class(a)
Shares sold	237,951	75,146
Issued in exchange for the shares of Fidelity AMT Tax Free Money Fund	–	809,279
Reinvestment of distributions	1,151	37
Shares redeemed	(304,797)	(119,673)
Net increase (decrease)	(65,695)	764,789

 (a) Share transactions are for the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Prior Fiscal Year Merger Information.

On June 19, 2015, Fidelity Treasury Money Market Fund (formerly Treasury Fund) ("Acquiring Fund") acquired all of the assets and assumed all of the liabilities of Fidelity Treasury Money Market Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The reorganization was accomplished by an exchange of Treasury Fund shares of the Acquiring Fund for corresponding shares then outstanding of the Target Fund at a net asset value of $1.00 on the reorganization date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $704,672, including securities of $703,429 were combined with the Acquiring Fund's net assets of $5,165,353 for total net assets after the acquisition of $5,870,025.

Pro forma results of operations of the combined entity for the entire period ended October 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$1,053
Total net realized gain (loss)	31
Total change in net unrealized appreciation (depreciation)	0
Net increase (decrease) in net assets resulting from operations	$1,084

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Acquiring Fund's accompanying Statement of Operations since June 19, 2015.

On May 15, 2015, Fidelity Tax-Exempt Money Market Fund (formerly Tax-Exempt Fund) ("Acquiring Fund") acquired all of the assets and assumed all of the liabilities of Fidelity AMT Tax-Free Money Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The reorganization was accomplished by an exchange of shares of Premium class of the Acquiring Fund for shares then outstanding of the Target Fund at a net asset value of $1.00 on the reorganization date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $810,180, including securities of $804,913 were combined with the Acquiring Fund's net assets of $9,936,040 for total net assets after the acquisition of $10,746,220.

Pro forma results of operations of the combined entity for the entire period ended October 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$1,780
Total net realized gain (loss)	1,189
Total change in net unrealized appreciation (depreciation)	0
Net increase (decrease) in net assets resulting from operations	$2,969

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Acquiring Fund's accompanying Statement of Operations since May 15, 2015.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Fidelity Treasury Money Market Fund (formerly Treasury Fund) and Fidelity Tax-Exempt Money Market Fund (formerly Tax-Exempt Fund):

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Treasury Money Market Fund (formerly Treasury Fund) and of Fidelity Tax-Exempt Money Market Fund (formerly Tax-Exempt Fund) (each a fund of Fidelity Newbury Street Trust) at October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Treasury Money Market Fund’s and Fidelity Tax-Exempt Money Market Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 15, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity® Tax-Exempt Money Market Fund, Fidelity® Treasury Money Market Fund, and Premium Class or 1-877-208-0098 for Capital Reserves Class, Daily Money Class, and Advisor Class C.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Treasury Money Market
Capital Reserves Class	.38%
Actual		$1,000.00	$1,000.10	$1.91
Hypothetical-C		$1,000.00	$1,023.23	$1.93
Daily Money Class	.38%
Actual		$1,000.00	$1,000.10	$1.91
Hypothetical-C		$1,000.00	$1,023.23	$1.93
Advisor C Class	.38%
Actual		$1,000.00	$1,000.10	$1.91
Hypothetical-C		$1,000.00	$1,023.23	$1.93
Fidelity Treasury Money Market Fund	.38%
Actual		$1,000.00	$1,000.10	$1.91
Hypothetical-C		$1,000.00	$1,023.23	$1.93
Tax-Exempt Money Market
Capital Reserves Class	.53%
Actual		$1,000.00	$1,000.90	$2.67
Hypothetical-C		$1,000.00	$1,022.47	$2.69
Daily Money Class	.52%
Actual		$1,000.00	$1,001.00	$2.62
Hypothetical-C		$1,000.00	$1,022.52	$2.64
Fidelity Tax-Exempt Money Market Fund	.44%
Actual		$1,000.00	$1,001.10	$2.21
Hypothetical-C		$1,000.00	$1,022.92	$2.24
Premium Class	.33%
Actual		$1,000.00	$1,001.70	$1.66
Hypothetical-C		$1,000.00	$1,023.48	$1.68

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Treasury Fund	$5,469
Tax-Exempt Fund	$530,258

A percentage of the dividends distributed during the fiscal year for the following fund were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Fund	63.57%

A percentage of the dividends distributed during the fiscal year for the following fund were free from federal income tax:

Tax-Exempt Fund	100%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2016 to October 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Fund	$986,888

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Treasury Money Market Fund (formerly Treasury Fund)
Fidelity Tax-Exempt Money Market Fund (formerly Tax-Exempt Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Tax-Exempt Money Market Fund

Fidelity Treasury Money Market Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of Treasury Money Market Fund and Tax-Exempt Money Market Fund, other than the retail class of Treasury Money Market Fund, ranked below the competitive median for 2015. The total expense ratio of the retail class of Treasury Money Market Fund ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class. The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield. The total expense ratio of the retail class of Treasury Money Market Fund ranked above the median for 2015 because the advisers of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians of such competitor funds to be lower than they would otherwise be. Excluding fee waivers, the class ranked below the median.

The Board considered that current contractual arrangements for the funds oblige FMR to pay all "class-level" expenses of the retail class of Treasury Money Market Fund and Premium Class of Tax-Exempt Money Market Fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: retail class of Treasury Money Market Fund: 0.42%; and Premium Class of Tax-Exempt Money Market Fund: 0.43%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the applicable class. The Board further considered that FMR has contractually agreed to reimburse Daily Money Class, Capital Reserves Class, and Advisor Class C of Treasury Money Market Fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.70%, 0.95%, and 1.45% through December 31, 2018. The Board further considered that FMR has contractually agreed to reimburse Daily Money Class, Capital Reserves Class, Premium Class, and the retail class of Tax-Exempt Money Market Fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.70%, 0.95%, 0.33%, and 0.45% through December 31, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although the retail class of the Treasury Money Market Fund was above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of the retail class of Treasury Money Market Fund and Premium Class of Tax-Exempt Money Market Fund will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

DMFI-ANN-1216
1.538749.119

Item 2.

Code of Ethics

As of the end of the period, October 31, 2016, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Tax-Exempt Money Market Fund and Fidelity Treasury Money Market Fund (the “Funds”):

Services Billed by PwC

October 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Exempt Money Market Fund	$41,000	$-	$2,200	$2,200
Fidelity Treasury Money Market Fund	$50,000	$-	$2,200	$2,300

October 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Exempt Money Market Fund	$46,000	$-	$2,100	$5,300
Fidelity Treasury Money Market Fund	$48,000	$-	$2,100	$3,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	October 31, 2016A	October 31, 2015A
Audit-Related Fees	$5,775,000	$3,465,000
Tax Fees	$10,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2016 A	October 31, 2015 A,B
PwC	$6,565,000	$4,780,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2016